Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

Name:    Palisades Investment Partners, LLC
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Address: 1453 Third Street Promenade
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         Suite 310
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         Santa Monica, CA  91106
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Form 13F File Number: 28-12995
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Quinn R. Stills
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Title:   Chairman, CIO, CCO
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Phone:   310-656-6300
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Signature, Place, and Date of Signing:

/s/ Quinn R. Stills                   Santa Monica, CA                   4/27/10
-----------------------               ----------------                  --------
(Signature)                           (City, State)                       (Date)

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number          Name

28-01190                      Russell Company
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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:          48
                                        --------------------

Form 13F Information Table Value Total:          944,554
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                                             (thousands)
List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.   Form 13F File Number      Name

         28-
   ---      ---------              ---------------------------------------------

   [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2       COLUMN 3  COLUMN 4          COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------                     --------       --------  --------          --------      --------   --------          --------
                             TITLE OF                  VALUE     SHRS OF   SH/  PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP   (x$1000)   PRN AMT   PRN  CALL  DISCRTION  MANAGERS    SOLE    SHARED    NONE
--------------              ----------      --------- --------   --------  ---  ----  ---------- -------- ---------  ------    ----
ABBOTT LABS                       COM       002824100  11,129     211,250  SH            SOLE                98,800          112,450
AMGEN INC                         COM       031162100   7,283     121,700  SH            SOLE                56,700           65,000
TD AMERITRADE HLDG                COM       87236Y108   6,859     359,884  SH            SOLE               171,792          188,092
ABERCROMBIE & F                  CL A       002896207   7,930     173,748  SH            SOLE                82,071           91,677
BANK OF AMERICA CORP              COM       060505104  28,880   1,617,900  SH            SOLE               775,500          842,400
BIG LOTS INC.                     COM       089302103   6,395     175,600  SH            SOLE                82,400           93,200
CITIGROUP INC                     COM       172967101   9,083   2,242,600  SH            SOLE             1,065,700        1,176,900
CHICAGO BRIDGE & IRON CO    N Y REGISTRY SH 167250109   9,185     394,900  SH            SOLE               188,800          206,100
COMERICA INC                      COM       200340107  28,072     737,972  SH            SOLE               348,322          389,650
COLUMBIA SPORTS                   COM       198516106   2,915      55,500  SH            SOLE                26,400           29,100
CISCO SYSTEMS                     COM       17275R102  18,801     722,274  SH            SOLE               342,800          379,474
CHEVRONTEXACO CORPORATION         COM       166764100  18,769     247,517  SH            SOLE               114,830          132,687
DISCOVER FINANCIAL SVS            COM       254709108  27,756   1,862,830  SH            SOLE               887,557          975,273
DISNEY WALT CO                DISNEY COM    254687106  14,280     409,061  SH            SOLE               197,105          211,956
DOW CHEMICAL                      COM       260543103  13,395     452,978  SH            SOLE               217,400          235,578
EBAY INC                          COM       278642103  26,586     985,763  SH            SOLE               466,586          519,177
E*TRADE FINANCIAL CORP            COM       269246104  19,048  11,544,000  SH            SOLE             5,477,150        6,066,850
EATON CORP                        COM       278058102  14,206     187,484  SH            SOLE                88,897           98,587
FIFTH THIRD BANCORP               COM       316773100  10,898     803,704  SH            SOLE               380,000          423,704
GENERAL DYNAMICS                  COM       369550108  11,773     152,500  SH            SOLE                72,200           80,300
GENERAL ELECTRIC                  COM       369604103  41,935   2,304,100  SH            SOLE             1,100,100        1,204,000
GAP INC                           COM       364760108  22,054     954,308  SH            SOLE               460,408          493,900
GOLDMAN SACHS GROUP INC           COM       38141G104  40,180     235,479  SH            SOLE               112,428          123,051
HEALTH MGMT ASS                  CL A       421933102  10,588   1,231,200  SH            SOLE               589,900          641,300
HEWLETT-PACKARD                   COM       428236103  42,139     792,827  SH            SOLE               382,850          409,977
INTERNATIONAL BUSINESS MACH       COM       459200101  29,085     226,786  SH            SOLE               110,970          115,816
ISHARES TR INDEX            RUSSELL1000VAL  464287598   9,161     150,000  SH            SOLE                     0          150,000
JOHNSON & JOHNSON                 COM       478160104  15,002     230,088  SH            SOLE               110,051          120,037
JP MORGAN CHASE & CO              COM       46625H100  42,521     950,189  SH            SOLE               454,574          495,615
LINCOLN ELECTRIC                  COM       533900106   2,349      43,230  SH            SOLE                20,400           22,830
MORGAN STANLEY                  COM NEW     617446448     917      31,300  SH            SOLE                11,000           20,300
OMNICOM GROUP                     COM       681919106  19,522     503,022  SH            SOLE               241,046          261,976
PFIZER INC                        COM       717081103  13,657     796,321  SH            SOLE               376,161          420,160
PARKER HANNIFIN                   COM       701094104  15,321     236,653  SH            SOLE               110,816          125,837
PNC FINANCIAL SERVICES            COM       693475105  39,638     663,946  SH            SOLE               320,239          343,707
RENT-A-CENTER                     COM       76009N100  11,707     495,000  SH            SOLE               235,400          259,600
ROYAL DUTCH SHL CL A        SPONSORED ADR A 780259206   6,138     106,091  SH            SOLE                51,446           54,645
REPUBLIC SERVIC                   COM       760759100  19,250     663,328  SH            SOLE               305,890          357,438
SYBASE INC                        COM       871130100   9,720     208,500  SH            SOLE                96,437          112,063
TARGET CORP                       COM       87612E106  41,184     782,972  SH            SOLE               375,300          407,672
TIME WARNER CAB                   COM       88732J207  18,617     349,227  SH            SOLE               169,998          179,229
UNITED HEALTH GROUP               COM       91324P102  13,942     426,762  SH            SOLE               202,681          224,081
UNITED TECHNOLGIES                COM       913017109  34,566     469,577  SH            SOLE               224,205          245,372
WELLS FARGO CO                    COM       949746101  41,083   1,320,135  SH            SOLE               632,950          687,185
WAL-MART STORES                   COM       931142103  23,601     424,478  SH            SOLE               201,826          222,652
WATSON PHARMACEUTICAL             COM       942683103  20,608     493,360  SH            SOLE               231,314          262,046
EXXON MOBIL CORP                  COM       30231G102  36,674     547,542  SH            SOLE               264,959          282,583
ZIONS BANCORP                     COM       989701107  30,152   1,380,574  SH            SOLE               654,100          726,474